Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 14	$ 14
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	31,392,040	21,246,502
Ordinary shares, shares outstanding	31,392,040	21,246,502